Fees Summary	Jul. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,200,000,000
Previously Paid Amount	0
Total Fee Amount	643,020
Total Offset Amount	0
Net Fee	$ 643,020